Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of Revenue and Accounts Receivable by Major Customers
The following table shows external customers with revenues of 10% or greater of total revenues from external customers and external customers with accounts receivable, net of current expected credit losses and contract assets, net of current expected credit losses balances of 10% or greater of total accounts receivable, net of current expected credit losses from external customers and contract assets, net of current expected credit losses from external customers, respectively:

	Percentage of Total Revenues from External Customers			Percentage of Accounts Receivable, Net and Contract Assets, Net from External Customers
	Year Ended December 31,			December 31,
	2021	2020	2019	2021	2020
Customer A	21%	31%	57%	*	15%
Customer B	16%	16%	23%	*	*
Customer C	15%	14%	—%	*	10%
Customer D	*	*	*	*	16%
Customer E	*	*	—%	31%	27%
Customer F	*	*	—%	*	11%
Customer G	*	—%	—%	11%	—%

*	Less than 10%

Schedule of Revenue from External Customers by Country
The following table shows revenues from external customers attributable to the country in which the revenues were derived (in millions). We attribute revenues from external customers to the country in which the party to the applicable agreement has its principal place of business. Substantially all of our long-lived assets are located in the
United States.

	Revenues from External Customers
	Year Ended December 31,
	2021	2020	2019
Spain	$1,432	$1,001	$451
Singapore	694	134	—
Indonesia	618	336	155
Ireland	599	285	—
France	423	136	—
United States	141	154	73

Total	$3,907	$2,046	$679